ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

February 25, 2021

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: State Street Institutional Investment Trust (Registration Nos. 333-30810 and 811-09819)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of State Street Institutional Investment Trust (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 274 to the Trust’s Registration Statement under the Securities Act and Amendment No. 276 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 274/276”), including (i) the Prospectus for State Street ESG Liquid Reserves Fund (the “Fund”); (ii) the Statement of Additional Information for the Fund; and (iii) other information and the signature pages.

Amendment No. 274/276 relates solely to the Fund. No information contained herein is intended to amend or supersede any prior filing relating to any series of the Trust other than the Fund. The principal reason that this Amendment No. 274/276 is being filed pursuant to Rule 485(a) as opposed to Rule 485(b) is that the Fund has modified its investment strategy. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment No. 274/276 become effective 60 days after filing.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann

Enclosures